Note 24 - Employee Benefits - Asset Ceiling (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	R$ 3,510.3	R$ 2,648.2
Balance	3,166.1	3,510.3	R$ 2,648.2
Effect of asset ceiling [member]
Statement Line Items [Line Items]
Balance	33.6	56.2	64.3
Interest income	1.3	12.2	6.9
Change in asset ceiling excluding amounts included in interest income/(expenses)	(9.0)	(48.9)	(9.6)
Effect of exchange rate fluctuations	2.0	14.1	1.9
Other	0.0	0.0	(7.3)
Balance	R$ 27.9	R$ 33.6	R$ 56.2